Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 493	$ 502	$ 530
Depreciation and amortization expense from continuing operations	182	171	167
Capital lease and other financing obligations
Property Plant And Equipment [Line Items]
Depreciation and amortization	7	7	7
Capital leases and other financing obligations	$ 139	$ 144